Income taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
15.  Income taxes:

The components of earnings (loss) before income taxes consist of the following:

	2014	2013

Canadian	$(6,042)	$12,245
Foreign	(12,136)	(7,370)

Earnings (loss) before income taxes	$(18,178)	$4,875

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.0% (2013 – 25.8%) statutory tax rate, is:

	December 31,	December 31,
	2014	2013

Income (loss) before income taxes	$(18,178)	$4,875
Statutory tax rate	26.0%	25.8%

Income tax expense (recovery) at Canadian statutory income tax rates	$(4,726)	$1,229
Change in valuation allowance	1,524	405
Permanent and other differences	369	(185)
Tax rate differences	1,445	(1,347)
Foreign exchange adjustments and other differences	1,437	-
Income tax expense	$49	$102

Significant components of the Company’s deferred tax assets are shown below:

	December 31,	December 31,
	2014	2013

Deferred tax assets:
Tax loss carryforwards	$71,914	$70,054
Research and development deductions and investment tax credits	29,126	29,146
Tax values of depreciable assets in excess of accounting values	2,719	2,485
Share issue costs and other	406	517

Total deferred tax assets	104,165	102,202
Valuation allowance	(103,726)	(102,202)

Net deferred tax assets	$439	$-

At December 31, 2014, the Company has investment tax credits of $17,934 (2013 - $18,454) available to reduce deferred income taxes otherwise payable.

The Company also has total loss carryforwards of $301,791 (2013 - $292,754) available to offset future taxable income in Canada in the amount of $164,917 (2013 - $159,656), in Switzerland in the amount of $91,249 (2013 - $85,842), in the United States in the amount of $44,596 (2013 - $45,316), and in the United Kingdom in the amount of $1,029 (2013 - $1,061).

The Company’s Canadian federal and provincial investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2015	$343	$11,673
2016	1,064	7,596
2017	975	3,460
2018	158	35,288
2019	501	6,290
Thereafter	14,893	237,484

	$17,934	$301,791

The amount of liability for unrecognized tax benefits under U.S. GAAP as of December 31, 2014 is nil (2013 - nil).

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties. The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company. The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated. As at December 31, 2014, a provision of nil (2013 - nil) has been made in the financial statements for estimated tax liabilities. Tax years ranging from 2004 to 2012 remain subject to examination in the various countries we operate in.